Quarterly Report
March 31, 2021
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 94.5%
Airlines – 0.9%
Ryanair Holdings PLC, ADR (a)	113,497	$13,052,155
Alcoholic Beverages – 5.7%
Diageo PLC	753,360	$31,048,393
Heineken N.V.	180,854	18,583,106
Pernod Ricard S.A.	190,579	35,769,894
		$85,401,393
Apparel Manufacturers – 1.2%
Compagnie Financiere Richemont S.A.	113,146	$10,862,686
LVMH Moet Hennessy Louis Vuitton SE	11,810	7,867,951
		$18,730,637
Automotive – 0.9%
Compagnie Generale des Etablissements Michelin	49,830	$7,459,310
Knorr-Bremse AG	46,439	5,795,528
		$13,254,838
Biotechnology – 1.4%
Novozymes A.S.	337,769	$21,634,894
Brokerage & Asset Managers – 0.5%
Euronext N.V.	69,596	$7,010,748
Business Services – 6.5%
Compass Group PLC (a)	462,480	$9,318,152
Experian PLC	448,868	15,451,662
Intertek Group PLC	193,321	14,930,012
Nomura Research Institute Ltd.	363,800	11,307,919
Secom Co. Ltd.	215,800	18,220,010
SGS S.A.	7,822	22,187,782
Sohgo Security Services Co. Ltd.	115,700	5,477,117
		$96,892,654
Chemicals – 2.9%
Givaudan S.A.	11,425	$44,024,599
Computer Software – 9.6%
ANSYS, Inc. (a)	105,863	$35,946,840
Cadence Design Systems, Inc. (a)	507,846	69,569,824
Dassault Systemes S.A.	71,451	15,283,403
OBIC Co. Ltd.	73,000	13,431,633
SAP SE	75,361	9,228,206
		$143,459,906
Computer Software - Systems – 4.8%
Amadeus IT Group S.A. (a)	390,380	$27,641,881
Descartes Systems Group, Inc. (a)	69,899	4,264,468
Samsung Electronics Co. Ltd.	403,884	29,172,996
Wix.com Ltd. (a)	36,028	10,059,738
		$71,139,083
Construction – 0.7%
Geberit AG	16,470	$10,483,365

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.7%
Colgate-Palmolive Co.	329,937	$26,008,934
Kao Corp.	387,200	25,650,364
Kobayashi Pharmaceutical Co. Ltd.	208,000	19,405,193
KOSE Corp.	28,700	4,066,588
Lion Corp.	216,900	4,229,280
L'Oréal	96,643	37,037,305
Reckitt Benckiser Group PLC	354,155	31,725,692
ROHTO Pharmaceutical Co. Ltd.	445,200	11,907,987
		$160,031,343
Electrical Equipment – 8.3%
Halma PLC	452,944	$14,823,926
Legrand S.A.	332,132	30,894,442
OMRON Corp.	144,300	11,308,854
Schneider Electric SE	323,176	49,363,252
Spectris PLC	242,864	11,139,199
Yokogawa Electric Corp.	315,900	5,846,865
		$123,376,538
Electronics – 8.4%
Analog Devices, Inc.	189,236	$29,346,719
DISCO Corp.	17,700	5,607,895
Hirose Electric Co. Ltd.	130,700	20,166,463
Infineon Technologies AG	64,878	2,750,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	460,317	54,446,295
Texas Instruments, Inc.	71,180	13,452,308
		$125,770,440
Engineering - Construction – 1.1%
IMI PLC	868,701	$15,975,857
Food & Beverages – 9.2%
Chocoladefabriken Lindt & Sprungli AG	372	$3,247,104
Danone S.A.	196,254	13,463,603
Ezaki Glico Co. Ltd.	162,100	6,507,424
ITO EN Ltd.	320,000	19,663,580
Kerry Group PLC	88,768	11,107,282
Nestle S.A.	575,712	64,164,949
Nissan Foods Holdings Co. Ltd.	53,600	3,974,315
Toyo Suisan Kaisha Ltd.	369,500	15,517,498
		$137,645,755
Insurance – 0.3%
Hiscox Ltd. (a)	427,866	$5,075,119
Machinery & Tools – 5.9%
Epiroc AB, “A”	441,171	$9,991,884
GEA Group AG	256,876	10,528,285
Nordson Corp.	63,204	12,557,371
Schindler Holding AG	46,628	13,695,110
SMC Corp.	28,700	16,745,110
Spirax-Sarco Engineering PLC	142,126	22,336,566
Wartsila Oyj Abp	205,773	2,155,863
		$88,010,189
Major Banks – 0.5%
UBS Group AG	513,002	$7,943,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 3.6%
EssilorLuxottica	74,334	$12,103,761
Nihon Kohden Corp.	379,500	11,096,905
Shimadzu Corp.	489,300	17,800,121
Terumo Corp.	347,200	12,585,583
		$53,586,370
Oil Services – 0.2%
Core Laboratories N.V.	118,606	$3,414,667
Other Banks & Diversified Financials – 1.4%
Chiba Bank Ltd.	545,600	$3,563,823
Hachijuni Bank Ltd.	535,200	1,947,939
Julius Baer Group Ltd.	78,302	5,007,219
Jyske Bank A.S. (a)	67,958	3,241,886
Mebuki Financial Group, Inc.	901,600	2,129,156
North Pacific Bank Ltd.	802,300	2,326,426
Sydbank A.S.	90,115	2,427,881
		$20,644,330
Pharmaceuticals – 0.9%
Santen Pharmaceutical Co. Ltd.	936,500	$12,911,086
Precious Metals & Minerals – 2.8%
Agnico-Eagle Mines Ltd.	169,896	$9,821,711
Franco-Nevada Corp.	202,778	25,412,197
Wheaton Precious Metals Corp.	169,159	6,461,074
		$41,694,982
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	12,638	$1,098,502
Real Estate – 3.2%
Deutsche Wohnen SE	431,367	$20,123,273
LEG Immobilien AG	66,846	8,792,257
TAG Immobilien AG	255,809	7,301,689
Vonovia SE, REIT	169,257	11,055,764
		$47,272,983
Specialty Chemicals – 2.8%
Croda International PLC	65,026	$5,690,651
Kansai Paint Co. Ltd.	256,800	6,878,913
Sika AG	42,807	12,228,630
Symrise AG	138,014	16,735,189
		$41,533,383
Total Common Stocks		$1,411,069,300
Preferred Stocks – 2.5%
Consumer Products – 2.5%
Henkel AG & Co. KGaA	323,500	$36,366,260
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	224,332	$85,446

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 0.05% (v)	43,134,463	$43,134,463

Other Assets, Less Liabilities – 0.1%		2,049,836
Net Assets – 100.0%		$1,492,705,305
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $43,134,463 and $1,447,521,006, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
JPY	Japanese Yen
Derivative Contracts at 3/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	56,761,647	JPY	5,998,656,000	HSBC Bank	8/19/2021	$2,510,209
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$51,581,649	$238,692,398	$—	$290,274,047
France	216,253,669	—	—	216,253,669
Switzerland	193,930,374	—	—	193,930,374
United States	190,296,663	—	—	190,296,663
United Kingdom	177,515,229	—	—	177,515,229
Germany	128,677,211	—	—	128,677,211
Taiwan	54,446,295	—	—	54,446,295
Canada	45,959,450	—	—	45,959,450
South Korea	—	29,172,996	—	29,172,996
Other Countries	120,995,072	—	—	120,995,072
Mutual Funds	43,134,463	—	—	43,134,463
Total	$1,222,790,075	$267,865,394	$—	$1,490,655,469
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,510,209	$—	$2,510,209
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,517,675	$46,255,409	$45,638,621	$1	$(1)	$43,134,463
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,362	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
Japan	19.3%
United States	16.3%
France	14.4%
Switzerland	12.9%
United Kingdom	11.8%
Germany	8.6%
Taiwan	3.6%
Canada	3.1%
South Korea	1.9%
Other Countries	8.1%

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.